Accrued Expenses And Other Payables - Schedule of Accrued Expenses And Other Payables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses And Other Payables [Abstract]
Accrued professional fees	$ 210,750	$ 130,000
Accrued staff costs	166,523	55,697
Others	662
Total	$ 377,935	$ 185,697